UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           September 30, 2009

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL             November 13, 2009
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          21
Form 13F Information Table Value Total:    $ 119700
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC		COMMON STOCKS	02209S103	2509	140874	SH		Sole		140874
AMERICAN GREETINGS CORP CL A	COMMON STOCKS	026375105	1388	62232	SH		Sole		62232
APACHE CORP			COMMON STOCKS	037411105	9476	103189	SH		Sole		103189
BLACK & DECKER CORP		COMMON STOCKS	091797100	3370	72792	SH		Sole		72792
BRUNSWICK CORP			COMMON STOCKS	117043109	2632	219699	SH		Sole		219699
CLOROX CO			COMMON STOCKS	189054109	6876	116894	SH		Sole		116894
COOPER INDUSTRIES INC-W/RTS TO	COMMON STOCKS	G24140108	6047	160945	SH		Sole		160945
DEVON ENERGY CORP		COMMON STOCKS	25179M103	9347	138830	SH		Sole		138830
FORTUNE BRANDS INC		COMMON STOCKS	349631101	3456	80411	SH		Sole		80411
FREEPORT MCMORAN COPPER &	COMMON STOCKS	35671D857	11958	174287	SH		Sole		174287
JOY GLOBAL INC			COMMON STOCKS	481165108	6360	129965	SH		Sole		129965
KRAFT FOODS INC			COMMON STOCKS	50075N104	2936	111781	SH		Sole		111781
MASCO CORP			COMMON STOCKS	574599106	2072	160397	SH		Sole		160397
MATTEL INC			COMMON STOCKS	577081102	5492	297519	SH		Sole		297519
MERCK & CO INC			COMMON STOCKS	589331107	7412	234347	SH		Sole		234347
NORFOLK SOUTHERN CORP		COMMON STOCKS	655844108	6513	151086	SH		Sole		151086
PFIZER INC			COMMON STOCKS	717081103	7740	467645	SH		Sole		467645
PHILIP MORRIS INTL INC		COMMON STOCKS	718172109	7563	155171	SH		Sole		155171
TARGET CORP			COMMON STOCKS	87612E106	4818	103221	SH		Sole		103221
TRINITY INDS INC		COMMON STOCKS	896522109	4166	242352	SH		Sole		242352
WAL MART STORES INC		COMMON STOCKS	931142103	7569	154181	SH		Sole		154181